19. Information on related parties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Related party income	$ 651	$ 12,380	$ 8,147
Related party expenses	823,961	607,967	325,120
Related party receivables	816	1,324	39,801
Related party payables	$ 19,994	$ 37,817	$ 20,849
Related party 1
Disclosure of transactions between related parties [line items]
Name of related party	Termoeléctrica José de San Martín S.A.	Termoeléctrica José de San Martín S.A.	Termoeléctrica José de San Martín S.A.
Related party income	$ 473	$ 342	$ 409
Related party expenses	0	0	0
Related party receivables	269	1,288	43
Related party payables	$ 0	$ 0	$ 0
Related party 2
Disclosure of transactions between related parties [line items]
Name of related party	Distribuidora de Gas Cuyana S.A.	Distribuidora de Gas Cuyana S.A.	Distribuidora de Gas Cuyana S.A.
Related party income	$ 0	$ 0	$ 0
Related party expenses	433,743	361,997	106,280
Related party receivables	0	0	0
Related party payables	$ 19,296	$ 37,817	$ 16,469
Related party 3
Disclosure of transactions between related parties [line items]
Name of related party	Energía Sudamericana S.A.	Energía Sudamericana S.A.	Energía Sudamericana S.A.
Related party income	$ 0	$ 0	$ 0
Related party expenses	0	0	0
Related party receivables	0	0	591
Related party payables	$ 548	$ 0	$ 4,380
Related party 4
Disclosure of transactions between related parties [line items]
Name of related party	Transportadora de Gas del Mercosur S.A.	Transportadora de Gas del Mercosur S.A.	Transportadora de Gas del Mercosur S.A.
Related party income	$ 0	$ 11,764	$ 7,427
Related party expenses	0	0	0
Related party receivables	0	36	39,167
Related party payables	$ 0	$ 0	$ 0
Related party 5
Disclosure of transactions between related parties [line items]
Name of related party	RMPE Asociados S.A.	RMPE Asociados S.A.	RMPE Asociados S.A.
Related party income	$ 178	$ 274	$ 311
Related party expenses	359,281	245,970	218,840
Related party receivables	0	0	0
Related party payables	$ 0	$ 0	$ 0
Related party 6
Disclosure of transactions between related parties [line items]
Name of related party	Coyserv S.A.	Coyserv S.A.	Coyserv S.A.
Related party income	$ 0	$ 0	$ 0
Related party expenses	30,937	0	0
Related party receivables	547	0	0
Related party payables	$ 150	$ 0	$ 0